Subsequent events (Details)				12 Months Ended
	Mar. 04, 2024 USD ($) $ / shares shares	Feb. 15, 2024 USD ($) item $ / shares shares	Nov. 08, 2021 USD ($) $ / shares	Dec. 31, 2023 CAD ($)
Subsequent events
Price per unit | $ / shares			$ 37.17
Aggregate gross proceeds | $			$ 1,466,150
Offering | Non-brokered offering
Subsequent events
Number of tranches of offering | item		2
Finder's fees paid | $				$ 132,551
Percentage of finder's fee on certain subscriptions to qualified finders				5.00%
Offering | Non-brokered offering | Warrants
Subsequent events
Exercise price of warrants | $ / shares	$ 4.50	$ 4.50
Warrants expiration term	2 years	2 years
Threshold price of the common shares for accelerated warrants | $ / shares	$ 6.00	$ 6.00
Minimum consecutive trading days to determine price of share	10 days	10 days
Offering | Non-brokered offering | Common Share Units
Subsequent events
Number of units issued | shares	899,717	899,717
Price per unit | $ / shares	$ 3	$ 3
Aggregate gross proceeds | $	$ 2,699,151	$ 2,699,151
Number of shares per unit | shares	1	1
Number of warrant per unit | shares	1	1
Number of shares per warrant | shares	1	1